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                            Group Strategic Edge (R)

                              The Big Edge Plus (R)

                               Annual Reports for:

                           Phoenix Home Life Variable
                              Accumulation Account

                            Phoenix Edge Series Fund

                              Wanger Advisors Trust

                                December 31, 1996

                                TABLE OF CONTENTS

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

 Money Market Sub-Account
  Statement of Assets and Liabilities                 2
  Statement of Operations                             4
  Statement of Changes in Net Assets                  6
 Growth Sub-Account
  Statement of Assets and Liabilities                 2
  Statement of Operations                             4
  Statement of Changes in Net Assets                  6
 Multi-Sector Fixed Income Sub-Account
  Statement of Assets and Liabilities                 2
  Statement of Operations                             4
  Statement of Changes in Net Assets                  6
 Total Return Sub-Account
  Statement of Assets and Liabilities                 2
  Statement of Operations                             4
  Statement of Changes in Net Assets                  6
 International Sub-Account
  Statement of Assets and Liabilities                 2
  Statement of Operations                             4
  Statement of Changes in Net Assets                  6
 Balanced Sub-Account
  Statement of Assets and Liabilities                 2
  Statement of Operations                             4
  Statement of Changes in Net Assets                  6
 Real Estate Sub-Account
  Statement of Assets and Liabilities                 3
  Statement of Operations                             5
  Statement of Changes in Net Assets                  7
 Strategic Theme Sub-Account
  Statement of Assets and Liabilities                 3
  Statement of Operations                             5
  Statement of Changes in Net Assets                  7
 Aberdeen New Asia Sub-Account
  Statement of Assets and Liabilities                 3
  Statement of Operations                             5
  Statement of Changes in Net Assets                  7
 Wanger International Small Cap Sub-Account
  Statement of Assets and Liabilities                 3
  Statement of Operations                             5
  Statement of Changes in Net Assets                  7
 Wanger U.S. Small Cap Sub-Account
  Statement of Assets and Liabilities                 3
  Statement of Operations                             5
  Statement of Changes in Net Assets                  7
 Notes to Financial Statements                       10

                         THE PHOENIX EDGE SERIES FUND

 Money Market Series
  Schedule of Investments                            2-2
  Statement of Assets and Liabilities                2-4
  Statement of Operations                            2-4
  Statement of Changes in Net Assets                 2-5
  Financial Highlights                               2-5
 Growth Series
  Schedule of Investments                            2-7
  Statement of Assets and Liabilities                2-9
  Statement of Operations                            2-9
  Statement of Changes in Net Assets                2-10
  Financial Highlights                              2-10
 Multi-Sector Fixed Income Series
  Schedule of Investments                           2-12
  Statement of Assets and Liabilities               2-15
  Statement of Operations                           2-15
  Statement of Changes in Net Assets                2-16
  Financial Highlights                              2-16
 Total Return Series
  Schedule of Investments                           2-18
  Statement of Assets and Liabilities               2-22
  Statement of Operations                           2-22
  Statement of Changes in Net Assets                2-23
  Financial Highlights                              2-23
 International Series
  Schedule of Investments                           2-25
  Statement of Assets and Liabilities               2-28
  Statement of Operations                           2-28
  Statement of Changes in Net Assets                2-29
  Financial Highlights                              2-29
 Balanced Series
  Schedule of Investments                           2-31
  Statement of Assets and Liabilities               2-35
  Statement of Operations                           2-35
  Statement of Changes in Net Assets                2-36
  Financial Highlights                              2-36
 Real Estate Series
  Schedule of Investments                           2-38
  Statement of Assets and Liabilities               2-40
  Statement of Operations                           2-40
  Statement of Changes in Net Assets                2-41
  Financial Highlights                              2-41
 Strategic Theme Series
  Schedule of Investments                           2-43
  Statement of Assets and Liabilities               2-45
  Statement of Operations                           2-45
  Statement of Changes in Net Assets                2-46
  Financial Highlights                              2-46
 Aberdeen New Asia Series
  Schedule of Investments                           2-48
  Statement of Assets and Liabilities               2-50
  Statement of Operations                           2-50
  Statement of Changes in Net Assets                2-51
  Financial Highlights                              2-51
 Notes to Financial Statements                      2-52

                            WANGER ADVISORS TRUST

 Wanger International Small Cap Advisor
  Schedule of Investments                           3-12
  Statement of Assets and Liabilities               3-17
  Statement of Operations                           3-18
  Statement of Changes in Net Assets                3-19
  Financial Highlights                              3-21
  Notes to Financial Statements                     3-22
 Wanger U.S. Small Cap Advisor
  Schedule of Investments                            3-8
  Statement of Assets and Liabilities               3-17
  Statement of Operations                           3-18
  Statement of Changes in Net Assets                3-19
  Financial Highlights                              3-20
  Notes to Financial Statements                     3-22

  This annual report for the Phoenix Home Life Variable Accumulation Account for the year ended December 31, 1996, contains the financial statements for the Account's various annuity contracts. This report also contains a list of portfolio holdings, management's discussion of performance and investment strategy and financial statements for each of the mutual funds that comprise the Phoenix Edge Series Fund and the Wanger Advisors Trust.

                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1996

                                                    Money Market                      Growth
                                                    Sub-Account                     Sub-Account
                                                VA1        VA2, VA3 & GSE      VA1         VA2, VA3 & GSE
                                           ------------------------------  ------------------------------
Assets
 Investments at cost                        $ 7,363,985    $ 84,167,085    $44,185,453     $798,667,564
                                            ============   =============   ============    =============
 Investment in The Phoenix Edge Series
   Fund, at market                          $ 7,363,985    $ 84,167,085    $66,596,242     $908,841,991
                                            ------------   -------------   ------------    -------------
  Total assets                                7,363,985      84,167,085     66,596,242      908,841,991
Liabilities
 Accrued expenses to related party                6,712          86,683         57,885          977,624
                                            ------------   -------------   ------------    -------------
Net assets                                  $ 7,357,273    $ 84,080,402    $66,538,357     $907,864,367
                                            ============   =============   ============    =============
Accumulation units outstanding                3,459,902      40,530,150      7,215,152      100,883,217
                                            ============   =============   ============    =============
Unit value                                  $  2.126440    $   2.074515    $  9.222031     $   8.999162
                                            ============   =============   ============    =============


                                              Multi-Sector Fixed Income             Total Return
                                                     Sub-Account                     Sub-Account
                                                 VA1       VA2, VA3 & GSE       VA1       VA2, VA3 & GSE
                                            -----------------------------  -----------------------------

Assets
 Investments at cost                        $15,130,959    $ 94,967,604    $45,838,264     $250,510,261
                                            ============  ==============   ============    =============
 Investment in The Phoenix Edge Series
   Fund, at market                          $15,487,641    $ 99,518,328    $58,367,148     $259,457,802
                                            ------------  --------------   ------------    -------------
  Total assets                               15,487,641      99,518,328     58,367,148      259,457,802
Liabilities
 Accrued expenses to related party               12,698         104,432         50,216          277,715
                                            ------------  --------------   ------------    -------------
Net assets                                  $15,474,943    $ 99,413,896    $58,316,932     $259,180,087
                                            ============  ==============   ============    =============
Accumulation units outstanding                4,114,438      27,079,387     15,340,867       69,900,691
                                            ============  ==============   ============    =============
Unit value                                  $  3.761132    $   3.671202    $  3.801411     $   3.707833
                                            ============  ==============   ============    =============


                                                    International                     Balanced
                                                     Sub-Account                     Sub-Account
                                                 VA1       VA2, VA3 & GSE       VA1        VA2, VA3 & GSE
                                            -----------------------------  ------------------------------
Assets
 Investments at cost                        $ 3,950,560    $102,835,369    $ 4,295,160     $161,540,166
                                            ============   =============   ============    =============
 Investment in The Phoenix Edge Series
   Fund, at market                          $ 5,395,995    $128,164,938    $ 4,920,977     $176,344,947
                                            ------------   -------------   ------------    -------------
  Total assets                                5,395,995     128,164,938      4,920,977      176,344,947
Liabilities
 Accrued expenses to related party                4,502         132,253          4,223          188,469
                                            ------------   -------------   ------------    -------------
Net assets                                  $ 5,391,493    $128,032,685    $ 4,916,754     $176,156,478
                                            ============   =============   ============    =============
Accumulation units outstanding                3,336,546      80,535,316      3,271,238      118,572,031
                                            ============   =============   ============    =============
Unit value                                  $  1.615890    $   1.589771    $  1.503025     $   1.485649
                                            ============   =============   ============    =============


                        See Notes to Financial Statements

                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1996
                                  (Continued)

                                                     Real Estate                  Strategic Theme
                                                     Sub-Account                    Sub-Account
                                                VA1          VA2, VA3 & GSE       VA1       VA2, VA3 & GSE
                                           --------------------------------   -----------------------------
Assets
 Investments at cost                         $  241,867      $15,352,449      $  653,816    $18,148,272
                                             ===========     ============     ===========   =============
 Investment in The Phoenix Edge Series
   Fund, at market                           $  287,658      $19,391,381      $  674,557    $18,904,174
                                             -----------     ------------     -----------   -------------
  Total assets                                  287,658       19,391,381         674,557     18,904,174
Liabilities
 Accrued expenses to related party                  227           18,124             569         20,145
                                             -----------     ------------     -----------   -------------
Net assets                                   $  287,431      $19,373,257      $  673,988    $18,884,029
                                             ===========     ============     ===========   =============
Accumulation units outstanding                  188,753       12,614,201         620,567     17,311,417
                                             ===========     ============     ===========   =============
Unit value                                   $ 1.522792      $  1.535829      $ 1.086084    $  1.090843
                                             ===========     ============     ===========   =============

                                                   Aberdeen New Asia
                                                      Sub-Account
                                                 VA1         VA2, VA3 & GSE
                                            -------------------------------

Assets
 Investments at cost                         $  396,202      $ 8,129,643
                                             ============    =============
 Investment in The Phoenix Edge Series
   Fund, at market                           $  394,425      $ 8,117,014
                                             ------------    -------------
  Total assets                                  394,425        8,117,014
Liabilities
 Accrued expenses to related party                  330            8,321
                                             ------------    -------------
Net assets                                   $  394,095      $ 8,108,693
                                             ============    =============
Accumulation units outstanding                  395,033        8,124,731
                                             ============    =============
Unit value                                   $ 0.997626      $  0.998026
                                             ============    =============

                                            Wanger International Small Cap       Wanger U.S. Small Cap
                                                      Sub-Account                     Sub-Account
                                                VA1          VA2, VA3 & GSE       VA1        VA2, VA3 & GSE
                                            -------------------------------    -----------------------------
Assets
 Investments at cost                         $2,369,355      $57,330,199       $4,042,798    $79,402,555
                                             ============    =============     ===========   =============
 Investment in Wanger Advisors Trust,
   at market                                 $2,646,515      $65,881,913       $4,857,021    $98,214,300
                                             ------------    -------------     -----------   -------------
  Total assets                                2,646,515       65,881,913        4,857,021     98,214,300
Liabilities
 Accrued expenses to related party                2,148           67,199            3,938         98,140
                                             ------------    -------------     -----------   -------------
Net assets                                   $2,644,367      $65,814,714       $4,853,083    $98,116,160
                                             ============    =============     ===========   =============
Accumulation units outstanding                1,632,016       37,820,126        2,887,671     58,623,497
                                             ============    =============     ===========   =============
Unit value                                   $ 1.620307      $  1.740203       $ 1.680622    $  1.673666
                                             ============    =============     ===========   =============


                        See Notes to Financial Statements

                           STATEMENT OF OPERATIONS
                    For the period ended December 31, 1996

                                                         Money Market                         Growth
                                                         Sub-Account                       Sub-Account
                                                     VA1         VA2, VA3 & GSE        VA1       VA2, VA3 & GSE
                                                --------------------------------  ------------------------------
Investment income
 Distributions                                    $  397,081     $ 3,586,484      $  638,220     $ 8,253,068
Expenses
 Mortality and expense risk charges                   81,535         917,302         679,057      10,690,584
                                                  -----------    ------------     -----------    -------------
Net investment income (loss)                         315,546       2,669,182         (40,837)     (2,437,516)
                                                  -----------    ------------     -----------    -------------
Net realized gain from share transactions                 --              --         461,426         551,462
Net realized gain distribution from Fund                  --              --       4,488,201      60,788,375
Net unrealized appreciation on investment                 --              --       2,358,935      31,685,702
                                                  -----------    ------------    -----------     -------------
Net gain on investments                                   --              --       7,308,562      93,025,539
                                                  -----------    ------------    -----------     -------------
Net increase in net assets resulting from
  operations                                      $  315,546     $ 2,669,182      $7,267,725     $90,588,023
                                                  ===========    ============     ==========     =============

                                                   Multi-Sector Fixed Income             Total Return
                                                          Sub-Account                    Sub-Account
                                                      VA1        VA2, VA3 & GSE       VA1        VA2, VA3 & GSE
                                                  -----------------------------   -----------------------------
Investment income
 Distributions                                    $  986,913     $ 6,798,736      $1,316,386     $ 5,639,587
Expenses
 Mortality and expense risk charges                  133,316       1,140,813         609,637       3,244,376
                                                  -----------    ------------     -----------    ------------
Net investment income                                853,597       5,657,923         706,749       2,395,211
                                                  -----------    ------------     -----------    ------------
Net realized gain from share transactions            542,863           9,603         551,516         563,339
Net realized gain distribution from Fund             458,554       2,940,178       3,644,787      16,147,390
Net unrealized appreciation (depreciation) on
  investment                                        (396,876)        940,530        (264,359)        143,413
                                                  -----------    ------------     -----------    ------------
Net gain on investments                              604,541       3,890,311       3,931,944      16,854,142
                                                  -----------    ------------     -----------    ------------
Net increase in net assets resulting from
  operations                                      $1,458,138     $ 9,548,234      $4,638,693     $19,249,353
                                                  ===========    ============     ===========    ============

                                                         International                     Balanced
                                                          Sub-Account                    Sub-Account
                                                      VA1       VA2, VA3 & GSE       VA1        VA2, VA3 & GSE
                                                  ----------------------------   -----------------------------
Investment income
 Distributions                                    $   77,368     $ 1,823,480     $  139,715     $ 4,866,871
Expenses
 Mortality and expense risk charges                   53,836       1,509,486         51,093       2,197,070
                                                  -----------    ------------    -----------    ------------
Net investment income                                 23,532         313,994         88,622       2,669,801
                                                  -----------    ------------    -----------    ------------
Net realized gain from share transactions             65,503         169,042         47,111         393,139
Net realized gain distribution from Fund             120,338       2,835,420        443,754      15,731,997
Net unrealized appreciation (depreciation) on
  investment                                         649,224      15,512,070       (130,224)     (3,383,807)
                                                  -----------    ------------    -----------    -------------
Net gain on investments                              835,065      18,516,532        360,641      12,741,329
                                                  -----------    ------------    -----------    -------------
Net increase in net assets resulting from
  operations                                      $  858,597     $18,830,526     $  449,263     $15,411,130
                                                  ===========    ============    ===========    =============


                        See Notes to Financial Statements

                           STATEMENT OF OPERATIONS
                    For the period ended December 31, 1996
                                 (Continued)

                                                         Real Estate                   Strategic Theme
                                                         Sub-Account                   Sub-Account(1)
                                                    VA1         VA2, VA3 & GSE        VA1      VA2, VA3 & GSE
                                               --------------------------------   -----------------------------
Investment income
 Distributions                                    $  4,917       $  477,780       $  2,434     $    66,692
Expenses
 Mortality and expense risk charges                  1,068          140,105          3,322         142,262
                                                  -----------    -------------    ----------   -------------
Net investment income (loss)                         3,849          337,675           (888)        (75,570)
                                                  -----------    -------------    ----------   -------------
Net realized gain from share transactions              338           10,558          1,447         131,998
Net realized gain distribution from Fund             3,037          199,911             --              --
Net unrealized appreciation on investment           42,397        3,218,688         20,742         755,902
                                                  -----------    -------------    ----------   -------------
Net gain on investments                             45,772        3,429,157         22,189         887,900
                                                  -----------    -------------    ----------   -------------
Net increase in net assets resulting from
  operations                                      $ 49,621       $3,766,832       $ 21,301     $   812,330
                                                  ===========    =============    ==========   =============

                                                       Aberdeen New Asia
                                                        Sub-Account(2)
                                                     VA1         VA2, VA3 & GSE
                                                -------------------------------

Investment income
 Distributions                                    $ 2,008        $  41,156
Expenses
 Mortality and expense risk charges                   950           22,524
                                                  ---------      -----------
Net investment income                               1,058           18,632
                                                  ---------      -----------
Net realized gain (loss) from share
  transactions                                        (15)           1,853
Net unrealized depreciation on investment          (1,776)         (12,629)
                                                  ---------      -----------
Net loss on investments                            (1,791)         (10,776)
                                                  ---------      -----------
Net increase (decrease) in net assets
  resulting from operations                       $  (733)       $   7,856
                                                  =========      ===========

                                                Wanger International Small Cap       Wanger U.S. Small Cap
                                                          Sub-Account                     Sub-Account
                                                     VA1        VA2, VA3 & GSE      VA1        VA2, VA3 & GSE
                                                -------------------------------   ----------------------------

Investment income
 Distributions                                    $  1,241       $   50,527       $  1,323     $    58,386
Expenses
 Mortality and expense risk charges                 15,376          493,284         30,173         710,845
                                                  -----------    -------------    ----------   ------------
Net investment loss                                (14,135)        (442,757)       (28,850)       (652,459)
                                                  -----------    -------------    ----------   ------------
Net realized gain (loss) from share
  transactions                                        (734)          (2,372)         1,581         (31,819)
Net unrealized appreciation on investment          258,110        7,549,473        790,450      18,432,196
                                                  -----------    -------------    ----------   ------------
Net gain on investments                            257,376        7,547,101        792,031      18,400,377
                                                  -----------    -------------    ----------   ------------
Net increase in net assets resulting from
  operations                                      $243,241       $7,104,344       $763,181     $17,747,918
                                                  ===========    =============    ==========   ============

(1) From inception February 7, 1996 to December 31, 1996
(2) From inception September 29, 1996 to December 31, 1996


                        See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1996

                                                                                           Multi-Sector
                               Money Market                    Growth                       Fixed Income
                               Sub-Account                   Sub-Account                    Sub-Account
                           VA1        VA2, VA3 & GSE     VA1        VA2, VA3 & GSE       VA1        VA2, VA3 & GSE
                        ---------------------------- -----------------------------   -----------------------------
From operations
 Net investment
  income (loss)         $   315,546   $  2,669,182    $  (40,837)   $ (2,437,516)    $   853,597     $  5,657,923
 Net realized gain              --             --      4,949,627      61,339,837       1,001,417        2,949,781
 Net unrealized
  appreciation
  (depreciation)                --             --      2,358,935      31,685,702        (396,876)         940,530
                        ------------  -------------   -----------   --------------   -------------   -------------
 Net increase in net
  assets resulting
  from  operations          315,546      2,669,182      7,267,725      90,588,023       1,458,138       9,548,234
                        ------------  -------------   -----------   --------------   -------------   -------------
From accumulation
  unit transactions
 Participant deposits       413,122     62,414,283      1,163,841      98,787,397         265,897      12,251,810
 Participant
  transfers               2,086,813    (38,766,038)    (3,027,275)     (9,399,903)        (34,417)        544,623
 Participant
  withdrawals            (2,528,258)   (16,292,176)    (6,317,461)    (35,720,970)     (1,143,820)     (7,038,518)
                        -------------  -------------   -----------  --------------    ------------   -------------
 Net increase
  (decrease) in net
  assets resulting
  from participant
  transactions              (28,323)     7,356,069     (8,180,895)     53,666,524        (912,340)      5,757,915
                        -------------  -------------   -----------   --------------   ------------   -------------
 Net increase
  (decrease) in net
  assets                    287,223     10,025,251       (913,170)    144,254,547         545,798      15,306,149
Net assets
 Beginning of period      7,070,050     74,055,151     67,451,527     763,609,820      14,929,145      84,107,747
                        ------------  -------------   -----------   --------------   -------------   -------------
 End of period          $ 7,357,273   $ 84,080,402    $66,538,357    $907,864,367     $15,474,943    $ 99,413,896
                         ==========   =============   ===========   ==============    ============   =============

                                Total Return                 International                   Balanced
                                Sub-Account                   Sub-Account                  Sub-Account
                            VA1       VA2, VA3 & GSE       VA1       VA2, VA3 & GSE      VA1       VA2, VA3 & GSE
                        ----------------------------   ----------------------------  ---------------------------
From operations
 Net investment
  income                $   706,749   $  2,395,211     $    23,532   $    313,994    $    88,622   $  2,669,801
 Net realized gain        4,196,303     16,710,729         185,841      3,004,462        490,865     16,125,136
 Net unrealized
  appreciation
  (depreciation)           (264,359)       143,413         649,224     15,512,070       (130,224)    (3,383,807)
                        ------------  --------------   ------------  --------------  ------------  --------------
 Net increase in net
  assets resulting
  from operations         4,638,693     19,249,353         858,597     18,830,526        449,263     15,411,130
                        ------------  --------------   ------------  --------------  ------------  --------------
From accumulation
  unit transactions
 Participant deposits       921,673     21,807,365         123,786      9,967,892         69,850     13,546,555
 Participant
  transfers              (4,520,404)   (17,991,179)       (238,308)      (340,043)      (770,120)   (12,855,150)
 Participant
  withdrawals            (6,234,965)   (15,780,165)       (527,123)    (7,580,723)      (362,102)   (12,633,674)
                        ------------  --------------   ------------  --------------   -----------  --------------
 Net increase
  (decrease) in net
  assets resulting
  from participant
  transactions           (9,833,696)   (11,963,979)       (641,645)     2,047,126     (1,062,372)   (11,942,269)
                        ------------  --------------   ------------  --------------   -----------  --------------
 Net increase
  (decrease) in net
  assets                 (5,195,003)     7,285,374         216,952     20,877,652       (613,109)     3,468,861
Net assets
 Beginning of period     63,511,935    251,894,713       5,174,541    107,155,033      5,529,863    172,687,617
                        ------------  --------------   ------------  --------------  ------------  --------------
 End of period          $58,316,932   $259,180,087     $ 5,391,493   $128,032,685    $ 4,916,754   $176,156,478
                        ============  ==============   ============  ==============  ============  ==============

                        See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                    For the period ended December 31, 1996
                                 (Continued)

                                  Real Estate                 Strategic Theme              Aberdeen New Asia
                                  Sub-Account                  Sub-Account(1)                Sub-Account(2)
                             VA1         VA2, VA3 & GSE     VA1         VA2, VA3 & GSE    VA1           VA2, VA3 & GSE
                         -------------------------------  ----------------------------   -------------------------------
From operations
 Net investment income
  (loss)                 $    3,849      $   337,675      $     (888)   $   (75,570)      $  1,058      $   18,632
 Net realized gain            3,375          210,469           1,447        131,998            (15)          1,853
 Net unrealized
  appreciation
  (depreciation)             42,397        3,218,688          20,742        755,902         (1,776)        (12,629)
                         ------------    -------------    -----------   -------------     ---------     -------------
 Net increase
  (decrease) in net
  assets  resulting
  from operations            49,621        3,766,832          21,301        812,330          (733)          7,856
                         ------------    -------------    -----------   -------------     ---------     -------------
From accumulation unit
  transactions
 Participant deposits        21,937        1,419,253          97,264     11,116,071             --         744,784
 Participant transfers      203,153        6,126,595         557,249      7,104,135        396,531       7,370,328
 Participant
  withdrawals               (26,582)        (127,550)         (1,826)      (148,507)        (1,703)        (14,275)
                         ------------    -------------    -----------   -------------     ---------     -------------
 Net increase in net
  assets resulting
  from participant
  transactions              198,508        7,418,298         652,687     18,071,699        394,828       8,100,837
                         ------------    -------------    -----------   -------------     ---------     -------------
 Net increase in net
  assets                    248,129       11,185,130         673,988     18,884,029        394,095       8,108,693
Net assets
 Beginning of period         39,302        8,188,127               0              0              0               0
                         ------------    -------------    -----------   -------------     ---------     -------------
 End of period           $  287,431      $19,373,257      $  673,988    $18,884,029       $394,095      $8,108,693
                         ============    =============    ===========   =============     =========     =============

                         Wanger International Small Cap     Wanger U.S. Small Cap
                                  Sub-Account                    Sub-Account
                              VA1        VA2, VA3 & GSE       VA1       VA2, VA3 & GSE
                         ------------------------------   ----------------------------

From operations
 Net investment loss     $  (14,135)     $  (442,757)     $  (28,850)   $  (652,459)
 Net realized gain
  (loss)                       (734)          (2,372)          1,581        (31,819)
 Net unrealized
  appreciation              258,110        7,549,473         790,450     18,432,196
                         ------------    -------------    -----------   --------------
 Net increase in net
  assets resulting
  from operations           243,241        7,104,344         763,181     17,747,918
                         ------------    -------------    -----------   --------------
From accumulation unit
  transactions
 Participant deposits       234,155       15,960,884         269,408     20,013,816
 Participant transfers    2,018,521       33,617,187       3,368,454     42,773,428
 Participant
  withdrawals               (92,790)      (1,194,205)        (80,915)    (2,113,335)
                         ------------    -------------    -----------   --------------
 Net increase in net
  assets resulting
  from participant
  transactions            2,159,886       48,383,866       3,556,947     60,673,909
                         ------------    -------------    -----------   --------------
 Net increase in net
  assets                  2,403,127       55,488,210       4,320,128     78,421,827
Net assets
 Beginning of period        241,240       10,326,504         532,955     19,694,333
                         ------------    -------------    -----------   --------------
 End of period           $2,644,367      $65,814,714      $4,853,083    $98,116,160
                         ============    =============    ===========   ==============

(1) From inception February 7, 1996 to December 31, 1996
(2) From inception September 29, 1996 to December 31, 1996


                        See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the year ended December 31, 1995

                                                                                                Multi-Sector
                                Money Market                     Growth                         Fixed Income
                                Sub-Account                   Sub-Account                       Sub-Account
                            VA1        VA2, VA3 & GSE     VA1         VA2, VA3 & GSE         VA1      VA2, VA3 & GSE
                       ------------------------------  ------------------------------   -----------------------------
From operations
 Net investment income
  (loss)                $   359,860    $  3,025,129     $    65,170   $   (840,458)     $ 1,017,753   $  5,072,165
 Net realized gain               --              --       7,548,511     81,208,257           55,037         17,918
 Net unrealized
  appreciation                   --              --       8,168,033     75,535,624        1,761,715      8,666,711
                        ------------   --------------   ------------  --------------    ------------  --------------
 Net increase in net
  assets resulting
  from operations           359,860       3,025,129       15,781,714    155,903,423       2,834,505     13,756,794
                        ------------   --------------   ------------  --------------    ------------  --------------
From accumulation unit
  transactions
 Participant deposits         5,752      62,308,151       1,598,579    124,955,151          158,313     12,197,018
 Participant transfers     (180,776)    (53,470,824)      3,015,663     43,180,634           (3,366)     6,303,584
 Participant
  withdrawals            (2,199,526)    (10,625,595)     (6,259,870)   (37,686,221)      (1,429,692)    (4,002,038)
                        ------------   --------------   ------------  --------------    ------------  --------------
 Net increase
  (decrease) in net
  assets resulting
  from participant
  transactions           (2,374,550)     (1,788,268)     (1,645,628)   130,449,564       (1,274,745)    14,498,564
                        ------------   --------------    -----------  --------------    ------------  --------------
 Net increase
  (decrease) in net
  assets                 (2,014,690)      1,236,861      14,136,086    286,352,987        1,559,760     28,255,358
Net assets
 Beginning of period      9,084,740      72,818,290      53,315,441    477,256,833       13,369,385     55,852,389
                        ------------   --------------  -------------  --------------    ------------  --------------
 End of period          $ 7,070,050    $ 74,055,151     $67,451,527   $763,609,820      $14,929,145   $ 84,107,747
                        ============   ==============   ============  ==============    ============  ==============

                                 Total Return                 International                       Balanced
                                 Sub-Account                   Sub-Account                       Sub-Account
                             VA1       VA2, VA3 & GSE      VA1        VA2, VA3 & GSE       VA1        VA2, VA3 & GSE
                        -----------------------------   ---------------------------    -----------------------------
From operations
 Net investment income
  (loss)                $ 1,381,331    $  4,688,509     $   (40,806)  $   (964,732)     $   123,820   $  3,467,905
 Net realized gain
  (loss)                  4,218,277      15,383,213         (62,555)     1,346,145          134,199      3,628,855
 Net unrealized
  appreciation            4,176,429      14,852,737         540,494      7,779,441          767,657     23,829,474
                        ------------   -------------    ------------  --------------    ------------  --------------
 Net increase in net
  assets resulting
  from operations         9,776,037      34,924,459         437,133      8,160,854        1,025,676     30,926,234
                        ------------   -------------    ------------  --------------    ------------  --------------
From accumulation unit
  transactions
 Participant deposits     1,028,187      32,735,047         148,158     16,055,112          127,367     15,492,037
 Participant transfers   (1,572,062)     (2,629,446)     (2,352,617)   (19,987,552)        (387,341)    (9,618,084)
 Participant
  withdrawals            (5,833,027)    (16,146,431)       (569,829)    (7,873,129)        (555,779)   (10,194,737)
                        ------------   -------------    ------------  --------------    ------------  --------------
 Net increase
  (decrease) in net
  assets resulting
  from participant
  transactions           (6,376,902)     13,959,170      (2,774,288)   (11,805,569)        (815,753)    (4,320,784)
                        ------------   -------------    ------------  --------------    ------------  --------------
 Net increase
  (decrease) in net
  assets                  3,399,135      48,883,629      (2,337,155)    (3,644,715)         209,923     26,605,450
Net assets
 Beginning of period     60,112,800     203,011,084       7,511,696    110,799,748        5,319,940    146,082,167
                        ------------   -------------    ------------  --------------    ------------  --------------
 End of period          $63,511,935    $251,894,713     $ 5,174,541   $107,155,033      $ 5,529,863   $172,687,617
                        ============   =============    ============  ==============    ============  ==============

                        See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
               From inception May 1, 1995 to December 31, 1995
                                 (Continued)

                                      Real Estate           Wanger International Small   Wanger U.S. Small Cap
                                      Sub-Account                Cap Sub-Account              Sub-Account
                                  VA1      VA2, VA3 & GSE      VA1        VA2, VA3        VA1        VA2, VA3
                             ----------------------------  --------------------------  -------------------------
From operations
 Net investment income
  (loss)                        $   765      $  155,874      $   (513)    $   (37,360)  $ (1,865)   $   (80,663)
 Net realized gain (loss)           292          65,056             4           8,695       (747)        (3,774)
 Net unrealized appreciation      3,394         820,245        19,049       1,002,242     23,773        379,548
                                ----------   -------------   ---------    ------------  ---------   -----------
 Net increase in net assets
  resulting from operations       4,451       1,041,175        18,540         973,577     21,161        295,111
                                ----------   -------------   ---------    ------------  ---------   -----------
From accumulation unit
  transactions
 Participant deposits               416       5,827,754        20,936       3,531,791     36,476      7,685,414
 Participant transfers           35,382       1,329,121       201,764       5,974,479    478,823     11,864,286
 Participant withdrawals           (947)         (9,923)           --        (153,343)    (3,505)      (150,478)
                                ----------   -------------   ---------    ------------  ---------   -----------
 Net increase in net assets
  resulting from participant
  transactions                   34,851       7,146,952       222,700       9,352,927    511,794     19,399,222
                                ----------   -------------   ---------    ------------  ---------   -----------
 Net increase in net assets      39,302       8,188,127       241,240      10,326,504    532,955     19,694,333
Net assets
 Beginning of period                  0               0             0               0          0              0
                                ----------   -------------   ---------    ------------  ---------   -----------
 End of period                  $39,302      $8,188,127      $241,240     $10,326,504   $532,955    $19,694,333
                                ==========   =============   =========    ============  =========   ===========

                        See Notes to Financial Statements

               PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

     Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix) registered as a unit investment trust. The Account currently has eleven Sub-accounts to which contract values may be allocated and invest solely in a designated portfolio of The Phoenix Edge Series Fund and/or Wanger Advisors Trust (the "Funds"). The Account is offered as The Big Edge and The Big Edge Plus to individuals (VA1, VA2 and VA3) and is also offered as Group Strategic Edge ("GSE") to groups to fund certain tax-qualified pension plans or profit sharing plans. The Money Market, Growth, Multi-Sector Fixed Income (formerly
Bond), Total Return, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Wanger International Small Cap and Wanger U.S. Small Cap Sub-accounts are subdivided into two pools designated "VA1" and "VA2, VA3 & GSE". VA2, VA3 and GSE contracts include a higher expense risk charge than the VA1 contract.

     Each Series has distinct investment objectives. The Money Market Series is a pooled short-term investment fund, the Growth Series is a growth common stock fund, the Multi-Sector Fixed Income Series is a long-term debt fund, the Total Return Series invests in equity securities and long and short-term debt, the International Series invests primarily in an internationally diversified portfolio of equity securities and the Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded real estate investment trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. Wanger International Small Cap and Wanger U.S. Small Cap invest primarily in securities of companies with a stock market capitalization of less than $1 billion. Contract owners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account (of the General Account of Phoenix) through participant transfers.

Note 2--Significant Accounting Policies

A. Valuation of Investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

D. Distributions: Distributions are recorded as investment income on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds

     Purchases and sales of shares of the Funds for the period ended December 31, 1996 aggregated the following:

                                                 VA1                      VA2, VA3 & GSE
                                    -----------------------------  -----------------------------
Sub-Account                           Purchases         Sales        Purchases        Sales
----------------------------------- -------------- -------------- --------------  --------------
The Phoenix Edge Series Fund:
 Money Market                        $15,874,923     $15,586,607   $ 84,974,398    $74,933,945
 Growth                                9,692,151      13,420,971    206,997,081     94,744,516
 Multi-Sector Fixed Income             9,912,247       9,511,838     32,391,800     18,015,431
 Total Return                          5,577,505      11,059,655     35,318,110     28,708,789
 International                         1,385,836       1,883,202     18,095,839     12,871,108
 Balanced                              1,080,239       1,610,321     29,227,305     22,748,091
 Real Estate                             232,405          26,813      9,997,652      2,031,388
 Strategic Theme                         720,463          68,094     24,907,339      6,891,065
 Aberdeen New Asia                       398,440           2,223      9,330,672      1,202,882
Wanger Advisors Trust:
 Wanger International Small Cap        2,708,195         560,469     50,827,925      2,825,276
 Wanger U.S. Small Cap                 6,377,168       2,845,543     63,038,392      2,938,002

               PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units)

                                                               Sub-Account
                          ---------------------------------------------------------------------------------------
                             Money                    Multi-Sector      Total
                            Market        Growth      Fixed Income      Return      International     Balanced
                         ------------- -------------  -------------- ------------ ----------------  -------------
VA1
Units outstanding,
  beginning of period       3,457,073    8,152,578      4,417,776     18,038,311      3,761,861        4,027,273
Participant deposits          197,520      134,660         77,074        253,627         83,754           49,966
Participant transfers       1,018,162     (345,050)       (55,510)    (1,245,054)      (158,084)        (549,310)
Participant withdrawals    (1,212,853)    (727,036)      (324,902)    (1,706,017)      (350,985)        (256,691)
                          -----------   -----------   -------------   -----------   --------------    -----------
Units outstanding, end
  of period                 3,459,902    7,215,152      4,114,438     15,340,867      3,336,546        3,271,238
                          ===========   ===========   =============   ===========   ==============    ===========
VA2, VA3
Big Edge Plus:
Units outstanding,
  beginning of period      36,241,891   92,694,585     24,782,657     71,834,899     77,277,010      124,814,290
Participant deposits       29,510,056   10,108,038      3,246,569      5,622,400      6,163,694        8,723,388
Participant transfers     (21,526,181)    (942,697)       121,097     (4,867,129)      (288,064)      (9,024,338)
Participant withdrawals    (5,343,725)  (5,740,812)    (1,924,673)    (4,267,779)    (4,901,106)      (8,698,694)
                          -----------   -----------   -------------   -----------   --------------    -----------
Units outstanding, end
  of period                38,882,041   96,119,114     26,225,650     68,322,391     78,251,534      115,814,646
                          ===========   ===========   =============   ===========   ==============    ===========
Group Strategic Edge:
Units outstanding,
  beginning of period         783,988    1,648,909        652,101      1,330,249      1,708,309        2,104,015
Participant deposits        1,593,445    3,401,352        301,274        526,051        484,703          724,326
Participant transfers       1,045,503       (2,467)        41,728        (95,905)       265,560          191,883
Participant withdrawals    (1,774,827)    (283,691)      (141,366)      (182,095)      (174,790)        (262,839)
                          -----------   -----------   -------------   -----------   --------------    -----------
Units outstanding, end
  of period                 1,648,109    4,764,103        853,737      1,578,300      2,283,782        2,757,385
                          ===========   ===========   =============   ===========   ==============    ===========

                                               Strategic     Aberdeen    Wanger International    Wanger U.S.
                                Real Estate      Theme       New Asia         Small Cap          Small Cap
                              -------------- ------------- ------------  --------------------  --------------
VA1
Units outstanding, beginning
  of period                         34,014              0            0          194,615             460,316
Participant deposits                16,219         93,421           --          153,393             185,088
Participant transfers              156,851        528,857      396,754        1,345,568           2,297,687
Participant withdrawals            (18,331)        (1,711)      (1,721)         (61,560)            (55,420)
                                ------------   -----------  ----------   -------------------   ------------
Units outstanding, end of
  period                           188,753        620,567      395,033        1,632,016           2,887,671
                                ============   ===========  ==========   ===================   ============
VA2, VA3
Big Edge Plus:
Units outstanding, beginning
  of period                      6,971,291              0            0        7,737,540          17,039,472
Participant deposits             1,046,143     10,557,214      742,070        9,247,962          13,215,584
Participant transfers            4,442,965      6,511,719    7,380,189       20,878,871          28,707,048
Participant withdrawals           (102,950)       (67,958)     (14,275)        (754,253)         (1,451,778)
                                ------------   -----------  ----------   -------------------   ------------
Units outstanding, end of
  period                        12,357,449     17,000,975    8,107,984       37,110,120          57,510,326
                                ============   ===========  ==========   ===================   ============
Group Strategic Edge:
Units outstanding, beginning
  of period                         37,517              0            0                0                   0
Participant deposits                55,139        188,421        9,045          398,085             520,942
Participant transfers              164,178        195,948        7,702          316,457             641,009
Participant withdrawals                (82)       (73,927)          --           (4,536)            (48,780)
                                ------------   -----------  ----------   -------------------   ------------
Units outstanding, end of
  period                           256,752        310,442       16,747          710,006           1,113,171
                                ============   ===========  ==========   ===================   ============

               PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS

Note 5--Investment Advisory Fees and Related Party Transactions

     Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

     Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the Sub-Accounts designated VA1 the daily equivalent of 0.40% on an annual basis of the current value of the Sub-Account's net assets for mortality risks assumed and the daily equivalent of 0.60% on an annual basis for expense risks assumed. VA2, VA3 & GSE Sub-Accounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

     As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Sub-Account holding the assets of the participant, or on a pro rata basis from two or more Sub-Accounts in relation to their values under the contract. Fees for administrative services provided for the year ended December 31, 1996 aggregated $1,549,937 and are funded by and included in participant withdrawals.

     Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $1,958,067 for the year ended December 31, 1996.

Note 6--Distribution of Net Income

     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[Logotype] Price Waterhouse LLP                                          [Logo]

To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Accumulation Account

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub- Account, Multi-Sector Fixed Income Sub-Account (formerly the Bond Sub-Account), Total Return Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub- Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1996, the results of each of their operations for the periods then ended and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1996 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Hartford, Connecticut
February 12, 1997

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT

Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter

Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians

The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series, Aberdeen New Asia Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

[Back Cover]

                                                               -----------------
[Logo] Phoenix                                                    BULK RATE
                                                                 U.S. Postage
                                                                    PAID
                                                                Permit No. 444
                                                                Springfield, MA
                                                               -----------------

Phoenix Home Life Mutual Insurance Company
101 Munson Street
Greenfield, Massachusetts 01301

P725 (2/97)
700.04

                      [Recycle Logo] Printed on recycled paper using soybean ink

                             (C) 1997 Phoenix Home Life Mutual Insurance Company